Interest in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of carrying amount of interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2023	2022
	$m	$m
Interests in associates	27,200	29,127
Interests in joint ventures	144	127
Interests in associates and joint ventures	27,344	29,254

Disclosure of interests in associates

Principal associates of HSBC
	2023		2022
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	21,210	8,812	23,307	8,141
Saudi Awwal Bank	4,659	6,438	4,494	6,602
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

	At 31 Dec 2023
	Jurisdiction of incorporation and principal place of business	Principal activity	HSBC’s interest[1] %
Bank of Communications Co., Limited	Mainland China	Banking services	19.03
Saudi Awwal Bank	Saudi Arabia	Banking services	31.00
1  There has been no percentage change in HSBC’s shareholding interest in the principal associates when compared with 2022.

Share of profit in associates and joint ventures
	2023	2022
	$m	$m
Bank of Communications Co., Limited	2,250	2,377
Saudi Awwal Bank	538	342
Other associates and joint ventures	19	4
Share of profit in associates and joint ventures	2,807	2,723
Less: Impairment of interest in BoCom	(3,000)	—

	At 31 Dec 2023			At 31 Dec 2022
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	21.2	21.2	8.8	23.5	23.3	8.1

Selected balance sheet information of BoCom
	At 30 Sep	At 31 Dec
	2023	2022
	$m	$m
Cash and balances at central banks	112,800	116,942
Due from and placements with banks and other financial institutions	100,464	100,160
Loans and advances to customers	1,087,613	1,035,151
Other financial assets	587,949	583,898
Other assets	59,215	48,796
Total assets	1,948,041	1,884,947
Due to and placements from banks and other financial institutions	292,065	295,205
Deposits from customers	1,216,611	1,153,184
Other financial liabilities	251,246	249,230
Other liabilities	36,776	37,153
Total liabilities	1,796,698	1,734,772
Total equity	151,343	150,175

Selected income statement information of BoCom
	For the 9 months ended 30 Sep
	2023	2022
	$m	$m
Net interest income	17,519	19,004
Net fee and commission income	4,815	5,181
Credit and impairment losses	(6,836)	(7,641)
Depreciation and amortisation	(1,977)	(1,785)
Tax expense	(552)	(436)
Profit for the year	9,835	10,102
Other comprehensive income	631	(37)
Total comprehensive income	10,466	10,065
Dividends received from BoCom	736	749
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	168
Barrowgate Limited	15.31	169
BGF Group plc	24.62	170
Bud Financial Limited	4.84	1, 171
Canara HSBC Life Insurance Company Limited	26.00	172
Contour Pte Ltd	9.87	1, 173
Divido Financial Services Limited	7.70	1, 174
Electronic Payment Services Company (Hong Kong) Limited	38.66	48
Episode Six Inc.	5.69	1, 175
EPS Company (Hong Kong) Limited	38.66	48
Euro Secured Notes Issuer	16.67	176
HSBC Jintrust Fund Management Company Limited	N/A	0, 177
HSBC UK Covered Bonds (LM) Limited	20.00	1, 178
HSBC UK Covered Bonds LLP	N/A	0, 1, 18
Liquidity Match LLC	N/A	0, 1, 179
London Precious Metals Clearing Limited	30.00	1, 180
MENA Infrastructure Fund (GP) Ltd	33.33	181
Monese Ltd	5.39	1, 182
Quantexa Ltd	9.36	183
RadiantESG Global Investors LLC	N/A	0, 1, 184
Saudi Awwal Bank	31.00	186
Services Epargne Entreprise	14.18	187
The London Gold Market Fixing Limited	N/A	0, 188
Threadneedle Software Holdings Limited	7.10	1, 189
Trade Information Network Limited	12.76	1, 161
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	0, 92
We Trade Innovation Designated Activity Company (In Liquidation)	9.88	1, 190

Sensitivity of VIU to reasonably possible changes in key assumptions

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2023
Long-term profit growth rate[1]	58	3.3	24.5	(79)	(3.4)	17.8
Long-term asset growth rate[1]	(79)	4.5	25.7	58	(4.0)	17.2
Discount rate	(110)	4.5	25.7	280	(6.1)	15.1
Expected credit losses as a percentage of loans and advances to customers	2023 to 2027: 78 2028 onwards: 91	2.9	24.1	2023 to 2027: 120 2028 onwards: 104	(4.4)	16.8
Risk-weighted assets as a percentage of total assets	(150)	0.9	22.1	216	(1.6)	19.6
Loans and advances to customers growth rate	(213)	3.2	24.4	207	(2.9)	18.3
Operating income growth rate	57	2.6	23.8	(81)	(2.6)	18.6
Cost-income ratio	(212)	0.8	22.0	99	(2.9)	18.3
Long-term effective tax rate	(426)	1.6	22.8	1,000	(3.5)	17.7
Capital requirements – capital adequacy ratio	—	—	21.2	215	(7.5)	13.7
Capital requirements – tier 1 capital adequacy ratio	—	—	21.2	248	(3.7)	17.5
At 31 Dec 2022
Long-term profit growth rate[1]	75	3.6	27.1	(71)	(2.7)	20.8
Long-term asset growth rate[1]	(71)	3.1	26.6	75	(4.1)	19.4
Discount rate	(164)	6.9	30.4	136	(3.7)	19.8
Expected credit losses as a percentage of loans and advances to customers	2022 to 2026: 95 2027 onwards: 91	1.9	25.4	2022 to 2026: 120 2027 onwards: 104	(2.9)	20.6
Risk-weighted assets as a percentage of total assets	(118)	0.1	23.6	239	(2.3)	21.2
Loans and advances to customers growth rate	(75)	1.1	24.6	295	(3.2)	20.3
Operating income growth rate	44	1.3	24.8	(83)	(2.5)	21.0
Cost-income ratio	(122)	1.0	24.5	174	(2.1)	21.4
Long-term effective tax rate	(426)	1.5	25.0	1,000	(3.6)	19.9
Capital requirements – capital adequacy ratio	—	—	23.5	191	(6.3)	17.2
Capital requirements – tier 1 capital adequacy ratio	—	—	23.5	266	(3.2)	20.3
1  The favourable and unfavourable ranges of the long-term profit growth rate and long-term asset growth rate assumptions reflect the close relationship between these assumptions, which would result in offsetting changes to each assumption.

Summarised aggregate financial information of associates

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2023	2022
	$m	$m
HSBC’s share of total shareholders’ equity	23,746	22,828
Goodwill originally arising on acquisition	464	479
Impairment	(3,000)	—
Carrying amount	21,210	23,307